EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Income attributable to the equity holders of Ambev	R$ 14,437.2	R$ 14,501.9	R$ 14,457.9
Denominator
Weighted average number of shares (i) (non-diluted)	15,734.5	15,744.8	15,741.9
Basic EPS	R$ 0.9176	R$ 0.9211	R$ 0.9184
Weighted average numbers of shares (i) (diluted)	15,814.7	15,838.6	15,848.6
Diluted EPS	R$ 0.9129	R$ 0.9156	R$ 0.9123